Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME	ACCUMULATED OTHER COMPREHENSIVE INCOME
Certain amounts included in the statement of comprehensive income are net of reclassification adjustments. The following tables summarize those reclassification adjustments (net of taxes) for the periods indicated:

	Year Ended December 31, 2020
	Unrealized gains on securities	OTTI (1)	Accumulated other comprehensive income
Balance at December 31, 2019	$2.7	$—	$2.7
Change in accumulated other comprehensive income before reclassifications	0.8	—	0.8
Amounts reclassified from accumulated other comprehensive income	(0.1)	—	(0.1)
Net current-period other comprehensive income	0.7	—	0.7
Balance at December 31, 2020	$3.4	$—	$3.4

	Year Ended December 31, 2019
	Unrealized gains on securities	OTTI (1)	Accumulated other comprehensive income
Balance at December 31, 2018	$1.7	$—	$1.7
Change in accumulated other comprehensive income before reclassifications	1.0	—	1.0
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive income	1.0	—	1.0
Balance at December 31, 2019	$2.7	$—	$2.7

	Year Ended December 31, 2018
	Unrealized gains on securities	OTTI (1)	Accumulated other comprehensive income
Balance at December 31, 2017	$2.3	$0.1	$2.4
Change in accumulated other comprehensive income before reclassifications	(1.2)	(0.1)	(1.3)
Amounts reclassified from accumulated other comprehensive income	0.2	—	0.2
Net current-period other comprehensive loss	(1.0)	(0.1)	(1.1)
Cumulative effect of change in accounting principles (2)	0.4	—	0.4
Balance at December 31, 2018	$1.7	$—	$1.7
(1) Change in unrealized gains on securities includes OTTI on the Statement of Comprehensive Income.
(2) See Note 2 - Summary of Significant Accounting Policies for additional information.

The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2020	2019	2018
Unrealized losses (gains) on securities	$(0.1)	$—	$0.2	Net realized gains on investments, excluding other-than-temporary impairment losses
Tax effect	—	—	—	Provision for income taxes
Total reclassifications for the period	$(0.1)	$—	$0.2	Net of tax